EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS





                            ANALYSTS INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                January 31, 1999




                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------


ANALYSTS STOCK FUND
-------------------

This report covers the period August 1, 1998 through January 31, 1999. The total return of the Stock Fund from August 1, 1998 through January 31, 1999 was 8.29%. This compares to a 7.94% rate of return for the Dow Jones World-Global Index
(DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 14.28% verses 12.07% for the DJWG.

The six month returns of the Analysts Stock Fund and the DJWG were almost the same. This period was highlighted by the Federal Reserve cutting interest rates three times fueling a stock market rally in the U.S. and the world. After a 12.9% decline in August for the Analysts Stock Fund and a 13.9% decline for the DJWG there was five straight months of positive returns in the Analysts Stock Fund and the DJWG. The Analysts Stock Fund has outperformed the DJWG since inception by having a heavier concentration of U.S. large capitalization stocks and a lower allocation of Japanese and Asian stocks. The Analysts Stock Fund has also allocated more of its portfolio to sectors such as telecommunications and technology, which have outperformed other sectors that are more heavily weighted in the DJWG. The strategy of the Analysts Stock Fund is to diversify between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Natural Resources Stocks. Research indicates that an allocation between these broad groups has provided the lowest possible volatility for a portfolio of stocks while still keeping stock market performance.

The international economic crisis that started in Thailand in 1997 has continued into 1999. The crisis has moved from Southeast Asia to Russia, and to South America. The problem is each country that has been affected has too much foreign debt and an overvalued currency relative to their reserves, fiscal deficit, and economic situation. The Fed feared a credit crunch and a slowdown in the U.S. and lowered rates three times in the fourth quarter. Since the Fed action, the U.S. economy has shown strength and the fear is now that the Fed may raise rates later in the year. While the U.S. economy has been strong, productivity gains have negated inflation. Corporate earnings have grown, but not as fast as the stock market. 1999 will be characterized by volatility and corrections as earnings catch up to stock prices. It is interesting to note that the fear of rising rates could cause a correction in the stock market, which would lower the growth of U.S. GDP. This is because the wealth effect of rising stock markets causing people to spend more and falling stock markets causing people to spend less. If this occurs, the Fed may not have to lower rates since the wealth effect of a falling market could lower growth enough to hold interest rates steady. It is also interesting to note that real interest rates, that is interest rates minus the inflation rate, are very high. If inflation stays low, and it should, rates could come down later in the year.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1998 through January 31, 1999 was 0.9%. This compares to a 5.07% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 4.43% verses 6.12% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trust. The Fund's strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. The global economic crisis, as stated above, has spread from Asia to Russia to South America causing a flight to quality of global capital. The destination of that flight was U.S. treasury bonds, the safest financial instrument in the world. Many financial instruments, including corporate debt, sovereign debt, and foreign debt, had negative returns during this period due to the widening spreads between these instruments and the U.S. treasury bond. The deteriorating economic global situation caused the Fed to lower interest rates in the U.S. three times in the fourth quarter of 1998 boosting treasuries even further. Clearly, U.S. treasury bonds were the best fixed income investment during this period. The Analysts Fixed Income Fund had almost 25% invested in U.S. treasury bonds, but the remainder of the portfolio offset the gains in the treasuries.

The interest rate environment looks good for the next six months. There is some fear that the Fed will raise interest rates this year because of the strong U.S. economy, but inflation is low and recent productivity reports suggest that inflation will not rise significantly this year. Real interest rates, the difference between fed funds and inflation, remain high, giving the Fed some room to not raise and possibly lower rates later this year. The balanced federal budget will also work to keep interest rates low as the supply of Treasury Bonds decreases. The more federal debt that is retired with budget surpluses the more downward pressure there will be on interest rates. If the government chooses to spend the surplus, or worse yet go to a deficit again trying to save social security, the more likely we will have higher interest rates. If the government can continue fiscal discipline and reduce the national debt, interest rates should stay low for 1999.



Lee Manzler
President and Portfolio Manager
February 10, 1999

Analysts Stock Fund
Growth of a $10,000 Investment
Compared to Dow Jones World Index
From 8/25/93 Thru 1/31/99

Analysts Investment Trust Stock Fund
to
Dow Jones World Index




Average Annual Total Return
For the Period Ending 1/31/99
Since Inception:  14.28%

Total Return for the Period
8/1/97 through 1/31/99:  8.29%

Average Annual Total Return
For the Period Ending 12/31/98
1 Year: 13.93%  5 Years:  12.54%     Since Inception (8/25/93):  14.33%


(Graph depicted here shows the comparison of $10,000 investment between Analysts Stock Fund and DJ World Index for the period 8/1/97 through 1/31/99.)




                DJ
  AIT Stock    World
  Stock        Index
  -----        -----

   10000       10000
   10649       10210
   10796        9978
   11189       10199
   10821        9559
   11345        9981
   11835       10658
   11574       10491
   10971       10044
   11023       10319
   10960       10319
   10602       10298
   10990       10468
   11353       10694
   11268       10504
   11369       10711
   10944       10184
   10982       10239
   10971       10011
   11161       10118
   11450       10577
   11706       10933
   12024       11014
   12214       10981
   12641       11485
   12649       11270
   12888       11499
   12522       11327
   12899       11669
   13161       11993
   13366       12215
   13476       12241
   13575       12402
   13866       12704
   14027       12686
   13982       12700
   13506       12187
   13781       12319
   14134       12799
   14278       12816
   15062       13497
   15074       13263
   15582       13359
   15847       13501
   15626       13185
   15977       13543
   16803       14402
   17329       15056
   18299       15744
   17567       14790
   18449       15565
   17467       14640
   17642       14845
   18000       14976
   18180       15278
   18996       16325
   19963       16981
   19999       17101
   19561       17009
   19590       17286
   19073       17208
   16611       14805
   17309       15102
   18508       16503
   19461       17416
   20483       18223
   20658       18573

Analysts Fixed Income Fund
Growth of a $10,000 Investment
Compared to Lehman Intermediate T-Bond Index
From 8/25/93 Thru 1/31/99

Analysts Investment Trust Fixed Income Fund to
Lehman Intermediate T-Bond Index



Average Annual Total Return
For the Period Ending 1/31/99
Since Inception:  4.43%

Total Return for the Period
8/1/97 through 1/31/99:  0.90%

Average Annual Total Return
For the Period Ending 12/31/98
1 Year: 1.54%   5 Years:  5.42%
Since Inception (8/25/93):  4.45%


(Graph depicted here shows the comparison of $10,000 investment between Analysts Fixed Income Fund and Lehman Intermediate T-Bond Index for the period
8/25/93 through 1/31/99.)

       AIT          Lehman
       Fixed        T-Bond
       Income       Index
       ------       -----

        10000       10000
         9885       10034
         9851       10077
         9850       10091
         9691       10042
         9699       10085
         9913       10186
         9787       10054
         9454        9912
         9450        9844
         9432        9854
         9259        9860
         9423        9983
         9398       10012
         9225        9927
         9082        9934
         9013        9886
         9081        9882
         9293       10048
         9547       10244
         9574       10296
         9708       10417
        10138       10710
        10168       10782
        10140       10782
        10241       10868
        10346       10939
        10446       11062
        10566       11199
        10726       11313
        10856       11412
        10671       11282
        10632       11228
        10572       11193
        10600       11189
        10687       11309
        10731       11343
        10757       11347
        10915       11493
        11128       11682
        11366       11824
        11386       11763
        11387       11802
        11483       11816
        11288       11751
        11401       11882
        11536       11973
        11687       12076
        12023       12302
        11892       12252
        12145       12388
        12135       12534
        12272       12560
        12433       12666
        12615       12830
        12567       12812
        12573       12853
        12528       12913
        12573       13001
        12576       13090
        12542       13142
        12222       13401
        12700       13727
        12623       13756
        12679       13700
        12627       13757
        12656       13809

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1999

COMMON STOCK:  91.1%

Large Capitalization U.S. Stocks:         40.8%

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
    5,500            Abbott Laboratories                              $255,405
    4,100            Ameritech Corporation                             267,013
    7,300            Cincinnati Financial Corporation                  240,443
    7,400            Comair Holdings Inc.                              271,487
    3,300            Dell Computer Corporation                         330,000
    3,000            Diamonds Trust                                    280,031
    3,700            Hewlett Packard Co.                               289,988
      800            Intel Corporation                                 267,780
    4,500            Kroger Co.                                        285,750
    5,800            Oracle Corporation                                321,175
    3,000            Procter & Gamble Company                          272,625
    2,100            S&P 500 Depository Trust                          268,177
                                                                       -------

                     Total (Cost:  $3,014,662)                     $ 3,606,514

Small/Medium Capitalization U.S. Stocks:  17.3%

    8,200            Airborne Freight Corporation                      287,000
    9,600            Connecticut Energy                                259,800
    6,400            Dallas Semiconductor                              234,800
    3,600            S&P 400 Deposit Receipts                          255,825
   25,000            Shoe Carnival                                     235,937
    9,500            Speedway Motorsports                              260,063
                                                                       -------

                     Total (Cost:  $1,410,686)                     $ 1,533,425







ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1999

Foreign Stocks:  27.0%

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
      4,100          Cadbury Schwepps PLC ADR                          261,888
      2,500          DaimlerChrysler Corporation                       258,906
      5,800          Royal Dutch                                       232,363
      3,200          TDK Corp. ADR                                     263,200
      1,500          Vodafone Group PLC ADR                            292,875
      9,800          WEBS-Italy                                        254,800
     26,000          WEBS-Japan                                        273,000
     13,000          WEBS-United Kingdom                               267,312
      3,800          WPP Group PLC ADR                                 284,288
                                                                 -------------

                     Total (Cost:  $2,013,448)                     $ 2,388,632

Natural Resources Stocks:  6.0%

     7.250           Aquarion Co.                                      279,578
     9,800           First Industrial Realty                           251,737
                                                                     ---------
                     Total (Cost:  $503,731)                         $ 531,315
                                                                     ---------

                     Total Common Stock (Cost:  $6,942,527)        $ 8,059,886

REPURCHASE AGREEMENTS:  9.1%

   FACE
   ----

801,000              4.7% Star Bank Repurchase Agreement, issued
                     January 28, 1999 due February 4, 1999,
                     collateralized by $1,130,000 GNMA Pool # 8359,
                     6.5%; due January 20, 2024.                  $    801,000
                                                                   -----------

TOTAL INVESTMENT AT MARKET VALUE (COST:  $7,743,527) 100.2%        $ 8,860,886
ALL OTHER ASSETS LESS LIABILITIES                      (.2)%           (14,887)
                                                                   -----------
NET ASSETS                                           100%          $ 8,845,999
                                                                   ===========







ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1999

COMMON STOCK:  27.7%

Real Estate Investment Trusts:  8.0%

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
    2,050            American Health Properties                      $  42,666
    4,000            Berkshire Realty, Inc.                             39,000
    1,400            Carramerica  Realty Corporation                    30,800
    3,580            Commercial Net Lease                               46,988
    4,200            Dynex Capital                                      21,000
    1,700            First Industrial Realty                            43,669
    2,350            HRPT Properties                                    32,900
    1,500            Hospitality Properties Trust                       40,031
    1,489            Omega Healthcare Investors                         42,995
    1,650            Simon Debartolo Group Inc.                         43,415
                                                                     ---------

                     Total (Cost $421,673)                           $ 383,464

Closed End Mutual Funds:  19.7%

   15,000            Dreyfus Strategic Govt. Income                   $136,875
   11,700            Duff & Phelps Bond Income Fund                    176,231
   10,900            Kleinwort Benson Australian Income Fund            73,575
   19,800            Putnam Premier Income Fund                        164,588
    6,294            Scudder Global High Income Fund                    29,503
    9,200            Templeton Emerging Markets Income Fund             86,825
   20,000            Templeton Global Government Fund                  132,500
   20,000            Templeton Global Income Fund                      138,750
                                                                       -------

                     Total (Cost:  $1,092,820)                       $ 938,847

                     Total Common Stock (Cost:  $1,514,493)        $ 1,322,311








ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1999

PREFERRED STOCKS:  4.4%

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
    2,000            Carolina Power & Light Company                     51,750
    2,000            Consolidated Edison                                51,875
    2,000            Travelers Trust                                    52,000
    2,000            Unum Corp. MIDS                                    51,750
                                                                     ---------

                     Total Preferred Stock (Cost:   $200,000)        $ 207,375

CORPORATE BONDS:  31.0%

   FACE                                                            MARKET VALUE
--------------------------------------------------------------------------------
   30,000          Merrill Lynch 7.75%, 3/1/99                          30,051
    4,000          RJR Nabisco Inc. 8.3%, 4/15/99                        4,006
   35,000          Texaco Capital Corp. 9.0%, 12/15/99                  35,744
   50,000          DuPont E I De Nemours & Company 9.15%, 4/15/00       52,390
   46,000          Household Financial 9.625%, 7/15/00                  48,600
    5,000          First Chicago Corp. 11.25%, 2/20/01                   5,541
    5,000          Bankamerica Corp. 8.375%, 3/15/02                     5,425
  100,000          Associates Corp. 6.375% 7/15/02                     102,745
  100,000          Sony Corp. 6.125%, 3/4/03                           102,660
  100,000          Kentucky Power 6.65%, 5/1/03                        102,185
   10,000          General Motors Corp. 8.875%, 5/15/03                 11,240
   10,000          Consolidated Natural Gas Company 5.75%, 8/1/03       10,122
   50,000          New York Telephone Company 5.625%, 11/1/03           51,188
   50,000          American Telephone & Telegraph Company
                      6.75%, 4/1/04                                     53,313
   50,000          Nationsbank Corp. 7.75%, 8/15/04                     55,042
   10,000          Southwestern Bell 5.75%, 9/1/04                      10,049
  100,000          Salomon Smith Barney 6.25%, 1/15/05                 101,576
   50,000          Pacific Bell Telephone Company 6.25%, 3/1/05         52,283
   50,000          U.S. West Communications 6.125%, 11/15/05            52,269
  150,000          Loews Corporation 6.75%, 12/5/06                    158,515
  100,000          Entergy Corp. 6.45%, 4/1/08                         102,392
  100,000          GE Capital Corp. 8.65%, 5/15/09                     124,060
   30,000          Chemical Banking Corp. 7.5%, 5/15/10                 30,721
   50,000          Citicorp 7.0%, 12/15/10                              49,941
   50,000          J.P. Morgan 6.610%, 12/15/10                         50,243






ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1999

CORPORATE BONDS:  (CONTINUED)

FACE                                                               MARKET VALUE
--------------------------------------------------------------------------------
   10,000          Caterpillar Inc. Del. 9.375, 8/15/11                 12,991
   50,000          Aetna Life & Cas Company 6.750%, 9/15/13             50,679
   10,000          International Business Machines 8.375%, 11/1/19      12,823
                                                                      ---------

                   Total Corporate Bonds (Cost:  $1,420,876)       $ 1,478,791

U.S. GOVERNMENT OBLIGATIONS/CD:  25.3%

  100,000          First Natl. Bk. Keystone 5.6%, 9/16/03              100,000
1,000,000          United States Treasury Notes 6.5%, 10/15/06       1,109,063
---------                                                            ---------

                   Total Government Bonds (Cost:  $1,098,594 )     $ 1,209,063

MORTGAGE BACKED OBLIGATIONS:  2.9%

    2,092          Paine Webber CMO Trust Series 1988-I,
                        8.6%, 4/1/18                               $     2,169
    9,644          FHLMC REMIC 1991 Trust 1177 Class I,
                      6.95%, 1/15/21                                     9,724
   15,000          FNMA REMIC Series 93-1601,
                      6.5%, 7/25/22                                     14,942
   12,000          FNMA REMIC 1992 Trust G-53 Class J,
                      7.0%, 9/25/22                                     12,233
   12,000          FNMA 1993 Trust 122 Class L,
                      6.5%, 1/25/23                                     11,978
   20,000          FNMA REMIC 1993 Trust G 10 Class J,
                      5.0%, 3/25/23                                     18,310
   20,000          FHLMC REMIC 1993 Trust 1497 Class Q,
                      7.0%, 4/15/23                                     19,750
   20,000          FHLMC REMIC 1993 Trust 1602 Class BB
                      6.1%, 4/15/23                                     19,651
   12,000          FHLMC REMIC 1993 Trust 1503 Class H,
                      7.0%, 5/15/23                                     11,847
   12,000          FNMA REMIC 1993 Trust 50 Class L,
                      7.0%, 5/25/23                                     11,815
    4,000          FHLMC REMIC 1993 Trust G13 Class D,
                      6.75%, 6/25/23                                     3,905
                                                                       -------

                   Total Mortgage Backed (Cost:  $138,722)          $  136,325

REPURCHASE AGREEMENTS:  7.6%
   362,000           4.7% Star Bank Repurchase Agreement,
                     issued January 28, 1999, due February 4, 1999,
                     collateralized by $1,130,000 GNMA Pool
                     # 8359, 6.5%; due January 20, 2024.            $  362,000
                                                                    -----------

TOTAL INVESTMENT AT MARKET VALUE (COST:  $4,734,685) 98.9%         $ 4,715,865
ALL OTHER ASSETS LESS LIABILITIES   1.1%                                56,135
                                                                   -----------
NET ASSETS   100%                                                  $ 4,772,000
                                                                   ===========

ANALYSTS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999
(Unaudited)

                                                                              FIXED
                                                             STOCK FUND      INCOME FUND
                                                            -------------------------------
ASSETS
Investment securities, at value
    Unaffiliated Issuers                                    $ 8,059,886    $ 4,353,865
    Repurchase Agreements                                       801,000        362,000
                                                            --------------------------
                                                              8,860,886      4,715,865

Dividends and interest receivable                                 4,904         52,674
Receivable for investment security sold                               0             80
Cash                                                                  0          9,031
                                                            --------------------------

Total Assets                                                  8,865,790      4,777,650
                                                            --------------------------

LIABILITIES

Payable for Security Sold                                         5,820              0
Management fee payable                                           13,971          5,650
                                                            --------------------------

Total Liabilities                                                13,971          5,650
                                                            --------------------------

NET ASSETS                                                  $ 8,845,999    $ 4,772,000
                                                            ==========================

Net assets consist of:

Capital shares                                              $ 6,287,714    $ 4,788,870
Accumulated undistributed net investment income                 (10,385)        19,524
Accumulated net realized gains (losses)
    from securities transactions                              1,451,311        (17,574)
Net unrealized appreciation (depreciation) on investments     1,117,359        (18,820)
                                                            --------------------------

NET ASSETS                                                  $ 8,845,999    $ 4,772,000
                                                            ==========================

Net asset value, offering price,
and redemption price per share                                    26.91    $     14.01
                                                            ==========================
Fund shares outstanding                                         328,721        340,615
                                                            ==========================


ANALYSTS INVESTMENT TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999
(Unaudited)

                                                                            FIXED
                                                           STOCK FUND     INCOME FUND
                                                           --------------------------
INVESTMENT INCOME:
Dividends                                                  $    94,944    $  69,398
Interest                                                        16,009       95,807
                                                         --------------------------

Total Investment Income                                        110,953      165,205

EXPENSES:

Management Fee                                                  80,742       35,918
                                                         --------------------------

NET INVESTMENT INCOME                                           30,211      129,287

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

Net realized gains (losses) from security transactions       1,483,706        2,728
Net change in net unrealized appreciation (depreciation)
    on investments                                            (828,389)     (84,509)
                                                         --------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    ON INVESTMENTS                                             655,317      (81,781)
                                                         --------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $   685,528    $  47,506
                                                         ===========================


ANALYSTS INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDING 1/31/99 AND
YEARS ENDED 7/31/98, 7/31/97, & 7/31/96
(UNAUDITED)


                                                                       STOCK FUND
                                                     1999          1998            1997        1996
                                                     ----          ----            ----        ----
FROM OPERATIONS:

Net investment income                           $    30,211    $    26,743    $    71,281    $    59,413
Net realized gains (losses) from
     securities transactions                    $ 1,483,706    ($   23,447)   $    52,396    $    25,122
Net change in unrealized appreciation
     (depreciation) on investments              ($  828,389)   $   298,454    $ 1,331,388    $   108,455
                                                -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     from operations                            $   685,528    $   301,750    $ 1,455,065    $   192,990

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                      $    50,841    $    17,818    $    78,102    $    53,510
From capital gains                              $         0    $    43,883    $    29,457    $    75,004
                                                -----------    -----------    -----------    -----------

Decrease in net assets from distributions
     to shareholders                            $    50,841    $    61,701    $   107,559    $   128,514

FROM FUND SHARE TRANSACTIONS:

Proceeds form shares sold                       $ 1,165,029    $ 3,314,488    $ 2,550,587    $ 1,347,445
Net asset value of shares issued in reinvest-
     ment of distributions to shareholders      $    50,841    $    61,701    $   107,560    $   128,415
Payment for shares redeemed                     ($1,186,392)   ($1,822,896)   ($1,259,653)   ($  447,334)
                                                -----------    -----------    -----------    -----------

Net increase from fund share transactions       $    29,478    $ 1,553,293    $ 1,398,494    $ 1,028,526
                                                -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS:                     $   664,165    $ 1,793,342    $ 2,746,000    $ 1,093,002

NET ASSETS:
Beginning of period                             $ 8,181,834    $ 6,388,492    $ 3,642,492    $ 2,549,490
End of period                                   $ 8,845,999    $ 8,181,834    $ 6,388,492    $ 3,642,492

Accumulated undistributed net invest income     ($   10,385)   $     8,925    $     1,320    $     8,141





                                                                      FIXED INCOME FUND
                                                   1999             1998          1997            1996
                                                   ----             ----          ----            ----

Net investment income                           $   129,287    $   243,524    $   182,430    $   105,198
Net realized gains (losses) from
     securities transactions                    $     2,728    $    13,073    ($      752)   $         0
Net change in unrealized appreciation
     (depreciation) on investments              ($   84,509)   ($   70,735)   $   192,392    ($    1,075)
                                                -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     from operations                            $    47,506    $   185,862    $   374,070    $   104,123

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                      $   132,837    $   238,220    $   177,516    $   100,346
From capital gains                              $         0    $         0    $         0    $    16,114
                                                -----------    -----------    -----------    -----------

Decrease in net assets from distributions
     to shareholders                            $   132,837    $   238,220    $   177,516    $   116,460

FROM FUND SHARE TRANSACTIONS:

Proceeds form shares sold                       $   869,600    $ 1,492,824    $ 2,143,361    $ 1,041,702
Net asset value of shares issued in reinvest-
     ment of distributions to shareholders      $   119,892    $   217,950    $   159,244    $    86,046
Payment for shares redeemed                     ($  804,562)   ($1,010,987)   ($  793,410)   ($  273,154)
                                                -----------    -----------    -----------    -----------

Net increase from fund share transactions       $   184,930    $   699,787    $ 1,509,195    $   854,594
                                                -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS:                     $    99,599    $   647,429    $ 1,705,749    $   842,257

NET ASSETS:
Beginning of period                             $ 4,672,401    $ 4,024,972    $ 2,319,223    $ 1,476,966
End of period                                   $ 4,772,000    $ 4,672,401    $ 4,024,972    $ 2,319,223

Accumulated undistributed net invest income     $    19,524    $    71,650    $    17,771    $    12,857




ANALYSTS INVESTMENT TRUST
FOR A SHARE OUTSTANDING
FOR THE SIX MONTHS ENDING 1/31/99,
FOR THE YEARS ENDING 7/31/95, 7/31/96 & 7/31/97, 7/31/98
FOR THE PERIOD FROM 8/25/93 (INCEPTION) TO 7/31/94
(Unaudited)

                                                                          STOCK FUND

                                                01/31/99        07/31/98     07/31/97       07/31/96    07/31/95     07/31/94
                                                 ---------     ---------   ------------    ---------   ---------    ---------
Net asset value beginning of period           $     24.99   $     24.18  $     18.28  $       17.87  $       15.79  $     14.46
Income from investment operations:
     Net investment income                           0.09          0.09         0.32           0.34           0.24         0.19
     Net realized and unrealized gains
        on securities                                1.98          0.93         6.06           0.81           2.11         1.24
                                               ----------    ----------  -----------     ----------     ----------   ----------
Total from investment operations                     2.07          1.02         6.38           1.15           2.35         1.43

Less distributions:
     Dividends from net investment income           (0.15)        (0.06)       (0.35)         (0.31)         (0.27)       (0.10)
     Capital gains distributions                     0.00         (0.15)       (0.13)         (0.43)
Total Distributions                                 (0.15)        (0.21)       (0.48)         (0.74)         (0.27)       (0.10)
                                               ----------    ----------  -----------     ----------     ----------   ----------

Net asset value, end of period                $     26.91   $     24.99  $     24.18   $      18.28    $     17.87  $     15.79
                                               ----------    ----------  -----------     ----------     ----------   ----------

Total return*                                       17.27%         4.25%       35.47%          6.84%         15.01%       10.70%
                                               ----------    ----------  -----------     ----------     ----------   ----------

Ratios, supplemental data:
Net assets, end of period (thousands)         $     8,845   $     8,182  $     6,388   $      3,642     $    2,549  $     2,068
Ratio of expenses to average net assets             2.00%         2.00%        2.00%          2.00%          2.00%         2.00%
Ratio of net investment income to
     average net assets                             0.37%         0.37%        1.54%          1.89%          1.45%         1.18%
Portfolio turnover rate                            67.57%         5.47%        5.11%          6.19%         32.02%         4.52%
Average commission paid                       $    0.065    $    0.092 $      0.064  $       0.086

*Annualized

                                                                                               FIXED INCOME FUND

                                                            01/31/99     07/31/98     07/31/97   07/31/96    07/31/95      07/31/94
                                                            ---------    ---------   ---------   ---------   ---------     --------
Net asset value beginning of period                    $    14.27    $      14.43      13.62   $     13.57  $    13.38    $   14.74
Income from investment operations:
     Net investment income                                   0.38           0.80        0.79          0.78        0.80         0.77
     Net realized and unrealized gains on securities        (0.25)         (0.18)       0.78          0.01        0.18        (1.63)
                                                          -------     ----------    --------    ----------   ---------     --------
Total from investment operations                             0.13           0.62        1.57          0.79        0.98        (0.86)

Less distributions:
     Dividends from net investment income                   (0.39)         (0.78)      (0.76)        (0.74)      (0.79)       (0.50)
     Capital gains distributions
Total Distributions                                         (0.39)         (0.78)      (0.76)        (0.74)      (0.79)       (0.50)
                                                          -------     ----------    --------    ----------   ---------     --------

Net asset value, end of period                         $    14.01  $       14.27   $   14.43   $     13.62  $    13.57    $   13.38
                                                          -------     ----------    --------    ----------   ---------     --------

Total return*                                                1.81%          4.30%      12.05%         5.84%       7.61%       -6.20%
                                                          -------     ----------    --------    ----------   ---------     --------

Ratios, supplemental data:
Net assets, end of period (thousands)                  $    4,772     $    4,672    $  4,025    $    2,319   $   1,477     $  1,079
Ratio of expenses to average net assets                      1.50%          1.50%       1.50%         1.50%       1.50%        1.50%
Ratio of net investment income to average net assets         2.69%          5.50%       5.63%         5.65%       6.03%        5.57%
Portfolio turnover rate                                      2.08%          9.91%       0.97%        22.34%      18.01%       22.67%
Average commission paid                                $     0.065    $    0.065   $    0.055   $    0.082


*Annualized

See accompanying notes to financial statements

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)        SIGNIFICANT ACCOUNTING POLICIES
           -------------------------------

Analysts Investment Trust (AIT) is registered under the Investment Advisor Act of 1940, as amended, as a no-load, diversified, open end management investment company. AIT was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (ASF) and the Analysts Fixed Income Fund (AFI) (The Funds). The following is a summary of the significant accounting policies of AIT:

SECURITIES VALUATION: Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Trust's Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Trust's Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates market. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the market value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including banks that serve as custodian for the Funds, banks having assets in excess of $1 billion of primary government securities dealers.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)        SIGNIFICANT ACCOUNTING POLICIES (continued)
           -------------------------------

OPTIONS ACCOUNTING PRINCIPLES: When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current market value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Fund must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying security, commodity or currency fluctuates.

SHARE VALUATION: The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

SECURITY TRANSACTIONS: Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)        SIGNIFICANT ACCOUNTING POLICIES (continued)
           -------------------------------

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

(2)        INVESTMENT TRANSACTIONS
           -----------------------

Investment transactions are as follows for the six months ended January 31, 1999:


                                             ANALYSTS STOCK FUND           ANALYSTS FIXED INCOME FUND
                                             --------------------------------------------------------
Purchase of investment securities               $ 5,554,531                         $ 100,000
Proceeds from sales and maturities
    of investment securities                      5,467,560                           127,820

The table above includes U.S. Government Securities purchased and sold by Analysts Fixed Income Fund amounting to $0 and $0, respectively. There were no purchases or sales of U.S. Government Securities by the Analysts Stock Fund during the year.

(3)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
       ------------------------------------------------

The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of the Advisor, registered investment advisor to the Trust. In addition, each of these individuals are shareholders of the Funds. AIT's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and agreement to pay the above Fund expenses, each Fund pays the Advisor a fee computed and accrued daily and paid monthly. The fee for ASF is computed at an annual average rate of 2% of average daily net assets of ASF up to and including $20 million, 1.75% of such assets from $20 million up to and including $40 million, 1.5% of such assets from $40 million up to and including $100 million, and .75% of such assets above $100 million. The fee for AFI is computed at an annual rate of 1.5% of average daily net assets of AFI up to and including $20 million, 1.25% of such assets from $20 million up to and including $40 million, 1% of such assets from $40 million up to and including $100 million and .75% of such assets above $100 million.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(4)    FUND SHARE TRANSACTIONS
       -----------------------
Proceeds and payments on shares of the Funds as shown in the Statement of Changes in Net Assets are the result of the following share transactions:


                                           ANALYSTS STOCK FUND       ANALYSTS FIXED INCOME FUND
                                           ------------------------------------------------------
Shares sold                                    47,088                          61,520
Shares issued in reinvestment of
    distributions                               1,974                           8,481
                                           ------------------------------------------
Totals                                         49,062                          70,001
Less shares redeemed                           47,702                          56,804
                                            -----------------------------------------
Net increase in shares outstanding              1,360                          13,197
Shares at beginning of year                   327,361                        327,418
                                             ---------------------------------------
Shares at end of period                       328,721                         340,615
                                             ========================================


(5)    FINANCIAL INSTRUMENT DISCLOSURE
       -------------------------------

There are no reportable Financial instruments which have any off-balance sheet risk in either of the Funds as of January 31, 1999.

(6)    SECURITY TRANSACTIONS
       ---------------------

For Federal income tax purposes, the cost of investments owned at January 31, 1998 was the same as identified cost. At January 31, 1999, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:



                                 APPRECIATION           DEPRECIATION            NET
                                 ------------------------------------------------------
Stock Fund                        $ 1,219,647           $ (102,288)         $ 1,117,359
Fixed Income Fund                     207,002             (225,822)             (18,820)


                              TRUSTEES AND OFFICERS


David Lee Manzler Jr.                      President, Treasurer & Trustee

David L. Manzler Sr.                       Vice President, Secretary & Trustee

Walter E. Bowles, III                      Trustee

Robert W. Buechner                         Trustee

David J. Orth                              Trustee

Anthony J. Schement                        Trustee

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242


CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


AUDITORS
Berge & Company
20 West 9th Street
Cincinnati, OH 45202

--------------------------------------------------------------------------------
Equity Analysts Inc.
Registered Investment Advisors

9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
513-792-5400
513-984-2411